Segment reporting	9 Months Ended
Jul. 31, 2022
Disclosure of operating segments [abstract]
Segment reporting	Segment reporting
The condensed consolidated interim financial data presented in these financial statements is reviewed regularly by the Company’s chief operating decision maker (“CODM”) for making strategic decisions, allocations resources and assessing performance. The Corporation’s CODM is its Chief Executive Officer.
During the three and nine months ended July 31, 2022, the Company operated in Canada and the United States. Management has concluded that the customers, and the nature and method of distribution of goods and services delivered, if any, to these geographic regions are similar in nature. The risks and returns across the geographic regions are not dissimilar; therefore, the Company operates as a single operating segment.
The following is a summary of the Company’s geographical information:

	Canada	United States	Total
	$	$	$
Revenues
Nine months ended July 31, 2022	3,764,697	6,760,057	10,524,754
Nine months ended July 31, 2021	2,042,730	941,017	2,983,747

Non-current assets
Nine months ended July 31, 2022	18,681,071	128,094,331	146,775,402
Year ended October 31, 2021	15,476,877	37,922,346	53,399,223
The Company does not currently have active operations in any other geographical regions.